EQUITY - Series F Preferred Shares (Details) $ / shares in Units, ¥ in Millions				1 Months Ended				12 Months Ended
	Mar. 24, 2023 shares	Dec. 28, 2022 $ / shares shares	Jul. 03, 2022 USD ($) $ / shares shares	Oct. 31, 2024 shares	Nov. 30, 2023 shares	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Feb. 28, 2023 shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 29, 2020 $ / shares
Class of Stock [Line Item]
Warrants exercise price | $ / shares																$ 180
Paid issuance cost | $											$ 1,976,000
Percentage of issuance costs allocated to warrants								30.00%	30.00%
General and administrative expenses | $								$ 18,178,000		$ 18,013,000	$ 46,488,000
Series F Preferred Stock
Class of Stock [Line Item]
Preferred stock, outstanding | $								$ 42,500
Settlement of shares | shares								7,500	7,500
Stanley Star | Common Stock | Related Party
Class of Stock [Line Item]
Series A preferred shares conversion (shares) | shares					116,667
Stanley Star Group
Class of Stock [Line Item]
Number of ordinary shares consisted by units | shares	50,000	555,555
Conversion price | $ / shares		$ 1
Stanley Star Group | Common Stock | Related Party
Class of Stock [Line Item]
Series A preferred shares conversion (shares) | shares				500,000
Derong Group
Class of Stock [Line Item]
Ordinary shares														$ 15,400,000	¥ 100
Ordinary shares, issued | shares													4,896
Warrant share issued | shares			6,500,000
Warrants exercise price | $ / shares			$ 15
Warrant shares classified as equity measured at fair value | $			$ 1,417,000					$ 472,000
Adjustments to additional paidIn capital stock issued issuance costs | $								472,000
Proceeds allocated to issued ordinary shares | $			$ 3,298,000
Paid issuance cost								$ 1,575,000	¥ 100
Percentage of issuance costs allocated to general								70.00%	70.00%
Payment received from investment						$ 4,600,000	¥ 30		¥ 30
General and administrative expenses | $								$ 1,103,000
Uncertainty of Remaining Investment. | ¥												¥ 70
Derong Group | Common Stock
Class of Stock [Line Item]
Issuance of ordinary shares for redemption of warrants (shares) | shares					6,500,000